DEBT - Narrative (Details) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 26, 2024	Jun. 30, 2022	Jul. 31, 2024	Aug. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Unamortized debt issuance costs		$ 6,300,000			$ 2,339,000	$ 3,050,000
Current portion of long-term debt					29,479,000	$ 8,529,000
Accrued interest					1,400,000
2022 Term Loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Current portion of long-term debt					15,300,000
Debt issuance cost, current					$ 1,200,000
2022 Term Loan | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate					8.70%
2022 Term Loan | Line of Credit | Variable Rate Component One | Alternate Base Rate
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate		2.50%			7.90%
2022 Term Loan | Line of Credit | Variable Rate Component Three | Applicable Rate
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate		3.50%
2022 Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Current portion of long-term debt					$ 15,000,000.0
Debt issuance cost, current					500,000
Secured Debt | 2022 Term Loan | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt		$ 7,500,000			$ 100,000
Maximum borrowing capacity		$ 175,000,000.0
Revolving Credit Facility | 2022 Term Loan | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt term		4 years
Revolving Credit Facility | 2022 Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity	$ 45,000,000.0	$ 45,000,000.0
Interest rate					8.70%
Decrease in revolving commitments	5,000,000.0
Minimum liquidity covenant	$ 10,000,000.0
Note Payable | D&O Insurance
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt			$ 1,600,000	$ 2,400,000
Monthly principal and interest payments			$ 200,000	$ 200,000
Debt term			10 months	10 months
Annual interest rate			8.25%	8.20%